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August 3, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

RE: Gabelli SRI Green Fund, Inc. (the "Fund")
    File Nos. 333-141093/811-22026

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-named Fund do not differ from those contained in Post-Effective Amendment No. 3 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on July 29, 2010 (Accession No. 0000950123-10-069637).

Should you have any questions with respect to this filing, please contact the undersigned at (617) 338-7159.

Very truly yours,


/s/ Danielle Warren
-------------------------------------
Danielle Warren
Regulatory Administrator
Regulatory Administration Department
BNY Mellon Investment Servicing
(U.S.) Inc.
99 High Street, 27th Floor
Boston, MA 02110

cc: B. Alpert
    J. Egan
    R. Schwartz
    H. Robichaud
    A. Lonergan